Deferred Tax and Income Tax (Details) £ in Millions	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 GBP (£)
Deferred Tax and Income Tax [Line Items]
Restricted losses on deferred tax assets	50.00%
UK Tax loss carryforwards Restrictions | £			£ 5
Carried forward	17 years
Luxembourg [Member]
Deferred Tax and Income Tax [Line Items]
Income tax rate			15.00%
Deferred income tax assets | $	$ 1,921,890	$ 7,601,790